Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments, Total	$ 42,873	$ 73,478	$ 33,769
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Share Of Income From The Investments	(3,762)	38,461	13,936
Share Of Changes In Stockholders Equity	18,965	(187)	0
Income (Loss) from Equity Method Investments, Total	$ 15,203	$ 38,274	$ 13,936